Additional Information - Financial Statement Schedule- II (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for accounts receivable [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 4,023,663	$ 3,978,604	$ 3,702,514
Charged to/ (Reversed from) Costs and Expenses	(25,974)	45,059	276,090
Write-off	(3,381,495)
Other	(64,999)
Balance at End of Year	551,195	4,023,663	3,978,604
Allowance for prepaid advertising expenses [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	318,418	897,397	1,036,904
Charged to/ (Reversed from) Costs and Expenses		(578,979)	(139,507)
Write-off
Other
Balance at End of Year	318,418	318,418	897,397
Allowance for prepaid expenses and current assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	637,330	310,117	436,348
Charged to/ (Reversed from) Costs and Expenses		327,213	(126,231)
Write-off
Other	(10,323)
Balance at End of Year	627,007	637,330	310,117
Allowance for deferred tax assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	10,825,754	22,932,999	33,012,389
Charged to/ (Reversed from) Costs and Expenses	(6,258,245)	(12,107,245)	(10,079,390)
Write-off	(842,896)
Other	(86,346)
Balance at End of Year	$ 3,638,267	$ 10,825,754	$ 22,932,999